UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3596

Seligman Communications and Information Fund, Inc. (Exact name of Registrant as specified in charter)

100 Park Avenue New York, New York 10017 (Address of principal executive offices) (Zip code)

Lawrence P. Vogel 100 Park Avenue New York, New York 10017 (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Communications and Information Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2007

	Shares or Principal Amount			Value

Common Stocks 91.2%
Advertising 0.8%
Focus Media Holding (ADR)*	575,300	shs	.	$ 33,378,906

Alternative Carriers 0.8%
Time Warner Telecom (Class A)*	1,514,400			33,271,368

Application Software 8.6%
Adobe Systems*	1,241,700			54,212,622
Autodesk*	1,521,765			76,042,597
BEA Systems*	1,498,400			20,782,808
Business Objects (ADR)*	1,442,500			64,724,975
Cognos*	992,000			41,197,760
Microsoft	1,965,800			57,912,468
Monotype Image Holdings*	571,300			7,186,954
Parametric Technology*	787,000			13,709,540
Quest Software*	1,000,000			17,160,000
salesforce.com*	36,000			1,847,520
Voltaire	344,600			2,274,360

				357,051,604

Communications Equipment 10.6%
Cisco Systems*	5,410,000			179,125,100
Corning	1,546,000			38,108,900
Nokia (ADR)	1,203,300			45,641,169
QUALCOMM	3,194,000			134,978,440
Research In Motion*	417,300			41,124,915

				438,978,524

Computer Hardware 3.4%
Apple*	490,900			75,372,786
Hewlett-Packard	1,332,700			66,355,133

				141,727,919

Computer Storage and Peripherals 7.4%
Electronics for Imaging*ø	2,565,800			68,917,388
EMC*	3,210,600			66,780,480
Network Appliance*	3,807,100			102,449,061
Seagate Technology	2,741,600			70,130,128

				308,277,057

Electronic Manufacturing Services 0.6%
HON HAI Precision Industry	3,298,400			24,863,073

Health Care Equipment 0.7%
Advanced Medical Optics	562,600			17,209,934
Medtronic	218,800			12,342,508

				29,552,442

Health Care Services 0.5%
Quest Diagnostics	333,000			19,237,410

Internet Retail 1.0%
IAC/InterActiveCorp*	1,401,100			41,570,637

Internet Software and Services 10.7%
Dice Holdings*	382,900			3,936,212
Google (Class A)*	148,500			84,239,595
McAfee*ø	6,595,400			229,981,598
Symantec*	4,254,900			82,459,962
VeriSign*	1,229,200			41,473,208

				442,090,575

IT Consulting and Other Services 8.4%
Amdocs*	6,149,600			228,703,624
Cognizant Technology Solutions (Class A)*	330,800			26,387,916
Satyam Computer Services	3,886,412			43,587,114
Tata Consultancy Services	1,801,350			47,651,748

				346,330,402

Life Sciences Tools and Services 0.4%
Charles River Laboratories International*	189,950			10,665,693
Invitrogen*	78,945			6,452,175

				17,117,868

Movies and Entertainment 0.5%
Cinemark Holdings	1,008,700			18,721,472

Pharmaceuticals 1.4%
Abbott Laboratories	1,059,700			56,821,114

Semiconductor Equipment 4.2%
Cymer*ø	1,260,060			48,373,703
KLA-Tencor	1,481,600			82,643,648
Verigy*	1,760,500			43,501,955

				174,519,306

Semiconductors 7.4%
Cypress Semiconductor	957,800			27,977,338
Intel	2,330,600			60,269,316
Marvell Technology Group*	2,921,329			47,822,156
Maxim Integrated Products	2,805,100			82,329,685
Microsemi*	371,100			10,346,268
Monolithic Power Systems*ø	1,500,000			38,100,000
ON Semiconductor*	3,312,900			41,610,024

				308,454,787

Systems Software 12.4%
BMC Software (Class A)*	7,135,900			222,854,157
Check Point Software Technologies*	4,908,500			123,596,030
Citrix Systems*	894,800			36,078,336
Macrovision*	965,400			23,777,802
Oracle*	5,041,000			109,137,650

				515,443,975

Technical Software 9.5%
Cadence Design Systems*	5,063,000			112,347,970
Synopsys*ø	10,403,200			281,718,656

				394,066,626

Technology Distributors 0.4%
Arrow Electronics*	384,500			16,348,940

Wireless Telecommunication Services 1.5%
NII Holdings*	750,000			61,612,500

Total Common Stocks				3,779,436,505

Venture Capital Investments† 0.0%				642,638

Short-Term Holdings 4.7%
Time Deposits 3.6%
Bank of Montreal, 4.938%, 10/1/2007	$ 75,000,000			75,000,000
Dexia Bank, Grand Cayman, 4.75%, 10/1/2007	75,000,000			75,000,000

				150,000,000

Repurchase Agreement 1.1%
Ficed Income Clearing Corporation 4.45%, dated 9/28/07,
maturing 10/1/07 in the amount of $44,890,641 collateralized by: $3,980,000 Federal Home Loan Bank 5.25%, 10/14/11;
$31,780,000 Freddie Mac 6.875%, 9/15/10; $6,335,000
Fannie Mae 5.7%, 4/20/12; $235,000 Fannie Mae 5.55%,
7/10/28; $1,065,000 Fannie Mae 5.4%, 6/15/15, with a
fair market value of $45,775,331	44,874,000			44,874,000

Total Short-Term Holdings				194,874,000

Total Investments 95.9%				3,974,953,143
Other Assets Less Liabilities 4.1%				170,911,754

Net Assets 100.0%				$ 4,145,864,897

_____________________________________________
* Non-income producing security.

ø Affiliated Issuers — Fund’s holdings representing 5% or more of the outstanding voting securities (See Note 2).

† Restricted and non-income producing securities (See Note 3).

ADR — American Depositary Receipts.

As of September 30, 2007, the cost of investments for federal income tax purposes was $3,648,091,493. The tax basis gross appreciation and depreciation of portfolio securities were $397,071,002 and $70,209,352, respectively. Net appreciation was $326,861,650.

Notes to Schedule of Investments

1. Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair market value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price that may be materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Investments in foreign securities (including ADRs) are subject to certain risks, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

2. Affiliated Issuers — As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the nine months ended September 30, 2007, is as follows:

			Value

Affiliate	Purchases at Cost	Sales Proceeds	9/30/2007	12/31/2006

Cymer(1)	$ 74,754,234	$ 110,479,389	$ 48,373,703	$ 120,765,810
Electronics for Imaging(1)	83,933,823	62,371,099	68,917,388	77,879,400
McAfee(1)	41,565,600	152,720,336	229,981,598	248,265,203
Monolithic Power Systems(1)	—	—	38,100,000	16,665,000
Orbotech(1)	—	39,109,760	—	45,792,000
Synopsys	88,389,661	35,033,877	281,718,656	240,570,000

Total	$ 288,643,318	$ 399,714,461	$ 667,091,345	$ 749,937,413

(1) As of September 30, 2007, the Fund’s holding was less than 5% of the outstanding voting shares.

There was no dividend income earned from these investments for the nine months ended September 30, 2007.

3. Restricted Securities — At September 30, 2007, the Fund owned investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has agreed to further restrictions on the disposition of its shares as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at September 30, 2007, are as follows:

Venture Capital Investments:	Acquisition Dates	Shares, Warrants or Principal Amount		Cost	Value

Convertible Preferred Stocks:
FlashPoint Technology Series E	9/10/99	246,914	shs.	$1,000,844	$—
Geographic Network Affiliates International Series A	12/29/99	20,000		2,002,218	—
Geographic Network Affiliates International Series B	12/5/01	100,000		—	—
NeoPlanet Series C	2/18/00	425,412		2,000,001	—
Petroleum Place Series C	3/7/00	16,915		1,000,015	636,673
Techies.com Series C	1/27/00	235,294		1,999,999	—

Total Convertible Preferred Stocks				8,003,077	636,673

Common Stocks:
Entegrity Solutions	2/16/00 to 4/25/02	18,802		1,011,147	—
VillageEDOCS	4/3/00 to 5/24/01	90,553		129,903	5,965
Workstream	3/23/00	2,601		322,766	—

Total Common Stocks				1,463,816	5,965

Convertible Promissory Notes and Warrants:
Geographic Network Affiliates International 9%, payable on demand	12/5/01 to 3/12/02	$ 320,000		320,173	—

Geographic Network Affiliates International:
$10 exercise price expiring 12/5/08	12/5/01	8,000	wts.	—	—
$10 exercise price expiring 1/11/09	1/11/02	8,000		—	—
$10 exercise price expiring 2/4/09	2/4/02	8,000		—	—
$10 exercise price expiring 3/12/09	3/12/02	8,000		—
Techies.com 9%, payable on demand	6/7/00	$ 244,296		244,296	—

Total Convertible Promissory Notes and Warrants				564,469	—

Total Venture Capital Investments				$10,031,362	$642,638

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino President and Chief Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino President and Chief Executive Officer

Date:	November 26, 2007

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	November 26, 2007

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

EXHIBIT INDEX

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.